CONVERTIBLE NOTES - Schedule of Convertible Notes payable, Related Parties (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Convertible Notes - Related Parties	$ 3,297,060	$ 2,608,860	$ 367,857
Less: Current maturities	2,596,865
Convertible loans payable non current - related parties	700,195	2,608,860	367,850
Convertible revolving credit line of $650,000, bears interest at 1%, requires no payments until maturity in March 2024 | Lender, related to the managing stockholder
Debt Instrument [Line Items]
Convertible Notes - Related Parties	700,195	642,841	$ 367,875
Original borrowings of $1,966,019, bears interest at 6%, requires no payments until maturity in April 2023 | Lender, related to the managing stockholder
Debt Instrument [Line Items]
Convertible Notes - Related Parties	1,266,865	$ 1,966,019
Convertible note of $1,330,000 bears interest at 1.5%, requires no payments until maturity. Notes mature and convert at IPO into equity at 75% of IPO price.
Debt Instrument [Line Items]
Convertible Notes - Related Parties	$ 1,330,000